Equity Offerings and Sale of Series A Preferred Units - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		6 Months Ended
	Nov. 09, 2017	Jun. 30, 2017	Feb. 02, 2017	Jan. 10, 2017	Jan. 06, 2017	Jun. 30, 2017	Feb. 28, 2017	Jun. 30, 2018
Subsidiary or Equity Method Investee [Line Items]
General partner's contribution	$ 1,200
General partner interest in Partnership, percentage	1.85%
Net proceeds from public offering	$ 66,000			$ 54,900
Repayment of credit facility	$ 43,500
Series A Preferred Unit [Member]
Subsidiary or Equity Method Investee [Line Items]
Proceeds from private placement of Preferred Units						$ 40,000	$ 50,000	$ 90,000
Private Placement [Member] | Series A Preferred Unit [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred Units issued			2,083,333
Preferred Units issued, price per unit			$ 24.00
Proceeds from private placement of Preferred Units			$ 48,600
Second Private Placement [Member] | Series A Preferred Unit [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred Units issued		1,666,667				1,666,667
Preferred Units issued, price per unit		$ 24.00				$ 24.00
Proceeds from private placement of Preferred Units		$ 38,900
Second Private Placement [Member] | Series A Preferred Unit [Member] | Vigdis Knutsen [Member]
Subsidiary or Equity Method Investee [Line Items]
Repayment of credit facility								$ 30,000
Common Units [Member]
Subsidiary or Equity Method Investee [Line Items]
Limited partnership common units sold	3,000,000			2,500,000	2,500,000